Geographic Area and Products and Services Information - Summary of Net Sales for Services and Products (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Entity Wide Information Revenue From External Customer [Line Items]
Total services	$ 154.0	$ 139.8	$ 598.6	$ 628.6	$ 638.2
Total products	113.3	100.3	384.9	420.9	441.9
Total net sales	$ 267.3	$ 240.1	983.5	1,049.5	1,080.1
Capital Markets
Entity Wide Information Revenue From External Customer [Line Items]
Total services			387.6	431.0	442.3
Total products			168.5	193.9	203.7
Investment Markets
Entity Wide Information Revenue From External Customer [Line Items]
Total services			143.2	139.1	140.7
Total products			199.1	204.0	211.2
Language Solutions and other
Entity Wide Information Revenue From External Customer [Line Items]
Total services			67.8	58.5	55.2
Total products			$ 17.3	$ 23.0	$ 27.0